DoubleLine Opportunistic Credit Fund
Schedule of Investments
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
ASSET BACKED OBLIGATIONS - 1.0%
AB Issuer LLC
200,000 Series 2026-1A-A2
(a)
.................................................. 6.41% 4/30/2056 201,429
Blue Stream Communications LLC
500,000 Series 2023-1A-C
(a)
................................................... 8.90% 5/20/2053 506,273
Compass Datacenters LLC
500,000 Series 2024-1A-B
(a)
................................................... 7.00% 2/25/2049 505,410
Jimmy Johns LLC
1,087,750 Series 2017-1A-A2II
(a)
................................................. 4.85% 7/30/2047 1,084,582
Sierra Timeshare Conduit Receivables Funding LLC
117,069 Series 2023-2A-D
(a)
................................................... 9.72% 4/20/2040 122,190
Upstart Pass-Through Trust
1,000,000 Series 2021-ST5-CERT
(a)(b)(c)
............................................ 0.00% 7/20/2027 10,435
Willis Lease Finance Corp.
344,329 Series 2021-A-C
(a)
.................................................... 7.39% 5/15/2046 339,067
Total Asset Backed Obligations
(Cost $2,709,575) 2,769,386
BANK LOANS - 16.4%
1261229 BC Ltd.
663,300 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor) ......... 9.92% 10/8/2030 644,748
Acrisure LLC
399,302 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 11/6/2030 362,201
94,761 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 6/21/2032 85,924
ADMI Corp.
633,750 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.75%, 0.00% Floor) ......... 9.42% 12/23/2027 597,705
Alera Group, Inc.
460,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor) ...... 9.18% 5/31/2033 439,109
Applied Systems, Inc.
455,000 Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor) ...... 8.20% 2/23/2032 450,734
Apro LLC
474,470 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.43% 7/9/2031 475,853
Asurion LLC
105,981 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor) ...... 9.18% 1/22/2029 105,028
Atlas OpCo LLC
30,107 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.50%, 0.00% Floor) ......... 10.30% 10/24/2030 27,097
Aveanna Healthcare LLC
935,300 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.87% 9/17/2032 940,346
Bausch + Lomb Corp.
1,131,564 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.42% 1/15/2031 1,135,666
Boxer Parent Co., Inc.
1,360,000 Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor) ...... 9.42% 7/30/2032 1,170,164
Calcasieu Pass Funding LLC
350,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.95% 4/11/2033 351,435
Cengage Learning, Inc.
191,605 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.67% 3/24/2031 189,874
Central Parent LLC
197,238 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.95% 7/6/2029 102,416
Clydesdale Acquisition Holdings, Inc.
498,741 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 4/1/2032 480,245
Columbus McKinnon Corp./NY
625,172 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 2/3/2033 624,782
Cornerstone Building Brands, Inc.
132,638 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.17% 5/15/2031 68,839
Cotiviti, Inc.
264,327 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor) ......... 6.41% 5/1/2031 242,438
Crown Finance US, Inc.
1,388,820 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.17% 12/2/2031 1,394,229

DoubleLine Opportunistic Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Dayforce Bidco LLC
970,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor) ......... 6.66% 2/4/2033 887,278
DexKo Global, Inc.
417,821 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.16% 10/9/2031 405,884
DG Investment Intermediate Holdings 2, Inc.
1,430,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor) ...... 9.17% 7/29/2033 1,442,513
Directv Financing LLC
797,222 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%, 0.00% Floor) ......... 9.18% 8/2/2029 802,707
Eagle Parent Corp.
1,052,118 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 4/2/2029 1,059,746
Edelman Financial Engines Center LLC
1,465,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.65% 11/28/2031 1,470,838
Eisner Advisory Group LLC
476,640 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 2/28/2031 469,128
Ellucian Holdings, Inc.
180,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor) ...... 8.42% 11/22/2032 174,279
Fertitta Entertainment LLC/NV
482,405 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 1/29/2029 482,458
Flynn America LP
328,375 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.28% 7/31/2028 327,554
Gainwell Acquisition Corp.
1,393,180 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.80% 10/1/2027 1,374,609
Golden State Foods LLC
384,506 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 12/4/2031 385,607
Groupe Solmax, Inc.
309,143 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.75%, 0.00% Floor) ......... 8.53% 7/24/2028 286,904
Hexion Holdings Corp.
493,071 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 3/15/2029 477,663
INEOS US Finance LLC
940,845 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.92% 2/19/2030 868,870
INEOS US Petrochem LLC
254,150 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 8.02% 3/29/2029 224,844
780,125 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.92% 10/7/2031 658,722
ION Platform Finance US, Inc.
1,022,438 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 9/30/2032 739,989
LBM Acquisition LLC
693,200 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.52% 6/6/2031 583,279
Lereta LLC
113,845 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor) ......... 9.03% 8/7/2028 107,584
LifePoint Health, Inc.
68,778 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.15% 5/19/2031 67,678
460,891 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.42% 5/19/2031 454,630
Mativ Holdings, Inc.
665,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.16% 4/4/2033 666,663
MH Sub I LLC
578,327 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.92% 12/31/2031 502,710
Michaels Cos., Inc.
720,000 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor) ......... 8.67% 3/7/2033 717,930
Mitchell International, Inc.
985,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor) ...... 8.92% 6/17/2032 909,648
MLN US Holdco LLC
2,685 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 6.00% 6/20/2030 1,208
Motion Finco Sarl
1,094,619 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.20% 11/30/2029 936,354
Natgasoline LLC
673,145 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor) ......... 9.17% 3/29/2030 674,828
Needle Holdings LLC
334 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 9.50%, 0.00% Floor)
(c)(d)
...... 0.00% 4/28/2028 –
Nouryon Finance BV
185,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 0.00% 7/31/2031 185,270

DoubleLine Opportunistic Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Numericable US LLC
729,978 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.88%, 0.00% Floor) ......... 10.55% 5/15/2031 746,768
OAK-Eagle Acquireco, Inc.
700,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 0.00% 3/24/2033 702,513
OEP Glass Purchaser LLC
518,438 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.70% 3/2/2033 518,116
OneDigital Borrower LLC
675,000 Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor) ...... 8.92% 7/2/2032 654,750
Ontario Gaming GTA LP
928,331 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 8/1/2030 886,375
PetSmart LLC
723,750 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 8/18/2032 723,902
Pioneer Opco, LLC
170,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor) ......... 6.88% 5/16/2033 170,865
Pregis TopCo LLC
1,249,188 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.67% 2/1/2029 1,254,203
Pretzel Parent T/L B
1,236,633 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.17% 10/1/2031 1,182,839
Radiology Partners, Inc.
1,270,400 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.20% 6/30/2032 1,271,721
RealPage, Inc.
472,607 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 4/24/2028 445,600
Sabre GLBL, Inc.
1,120,352 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%, 0.00% Floor) ......... 9.77% 11/15/2029 1,004,956
Sgh2 LLC
779,113 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor) ......... 8.20% 8/18/2032 780,086
Staples, Inc.
171,938 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor) ......... 9.41% 9/10/2029 160,170
StubHub Holdco Sub LLC
347,882 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor) ......... 8.42% 3/15/2030 350,599
Sword Purchaser LLC
450,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.66% 4/11/2033 439,700
Team Health Holdings, Inc.
688,067 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.66% 6/30/2028 689,884
Townsquare Media, Inc.
784,435 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor) ......... 8.59% 2/19/2030 580,607
Trident TPI Holdings, Inc.
1,272,352 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 9/18/2028 1,223,577
UKG, Inc.
860,664 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.17% 2/10/2031 812,544
United Natural Foods, Inc.
208,108 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.64% 5/1/2031 210,189
Univision Communications, Inc.
223,291 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 7.28% 1/31/2029 222,105
524,658 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 6/25/2029 524,920
Veritiv Operating Co.
760,030 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor) ......... 7.70% 11/29/2030 720,254
Vibrantz Technologies, Inc.
74,572 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 0.00% 4/30/2030 41,707
124,286 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 0.00% 4/30/2030 18,954
Victra Holdings LLC
1,520,436 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor) ......... 7.45% 3/29/2029 1,507,132
Voyager Parent LLC
1,245,653 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor) ......... 7.95% 7/1/2032 1,247,970
Zayo Group Holdings, Inc.
203,807 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor) ......... 0.50% 3/11/2030 204,011
Total Bank Loans
(Cost $49,041,541) 47,533,225

DoubleLine Opportunistic Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
COLLATERALIZED LOAN OBLIGATIONS - 14.2%
Allegany Park CLO Ltd.
1,000,000 Series 2019-1A-ERR (3 mo. Term SOFR + 6.40%, 6.40% Floor)
(a)
.................. 10.08% 1/20/2035 807,632
Atlas Senior Loan Fund Ltd.
1,700,000 Series 2019-14A-D (3 mo. Term SOFR + 4.16%, 3.90% Floor)
(a)
.................... 7.84% 7/20/2032 1,705,086
Babson CLO Ltd./Cayman Islands
1,000,000 Series 2019-2A-D1RR (3 mo. Term SOFR + 2.90%, 2.90% Floor)
(a)
................. 6.57% 1/15/2038 1,004,601
Bain Capital Credit CLO Ltd.
4,000,000 Series 2022-5A-DRR (3 mo. Term SOFR + 2.90%, 2.90% Floor)
(a)
.................. 6.57% 1/24/2037 3,917,852
BlueMountain CLO Ltd.
1,000,000 Series 2013-2A-DR (3 mo. Term SOFR + 3.16%, 0.00% Floor)
(a)
................... 6.83% 10/22/2030 1,002,591
Canyon Capital CLO Ltd.
1,700,000 Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)
(a)
................... 6.68% 1/30/2031 1,704,997
1,000,000 Series 2017-1A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)
(a)
................... 6.93% 7/15/2030 1,000,050
1,000,000 Series 2017-1A-E (3 mo. Term SOFR + 6.51%, 0.00% Floor)
(a)
..................... 10.18% 7/15/2030 1,000,050
1,500,000 Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)
(a)
..................... 9.68% 7/15/2031 1,500,075
2,250,000 Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)
(a)
..................... 10.34% 4/15/2034 1,967,236
Dryden Senior Loan Fund
1,500,000 Series 2015-37A-ER (3 mo. Term SOFR + 5.41%, 5.15% Floor)
(a)
................... 9.08% 1/15/2031 1,390,536
2,000,000 Series 2015-40A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)
(a)
................... 9.66% 8/15/2031 1,687,279
500,000 Series 2020-83A-D1R2 (3 mo. Term SOFR + 3.10%, 3.10% Floor)
(a)
................. 6.74% 4/18/2037 500,000
Goldentree Loan Opportunities Ltd.
1,000,000 Series 2025-27A-D (3 mo. Term SOFR + 2.60%, 2.60% Floor)
(a)
.................... 6.28% 1/20/2039 997,639
Highbridge Loan Management Ltd.
1,000,000 Series 11A-17-E (3 mo. Term SOFR + 6.36%, 0.00% Floor)
(a)
...................... 10.01% 5/6/2030 776,817
Katayma CLO Ltd.
1,000,000 Series 2024-2A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)
(a)
..................... 8.18% 4/20/2037 1,003,203
LCM LP
2,500,000 Series 26A-E (3 mo. Term SOFR + 5.56%, 5.30% Floor)
(a)
........................ 9.24% 1/20/2031 1,333,047
1,000,000 Series 33A-D (3 mo. Term SOFR + 3.46%, 3.20% Floor)
(a)
........................ 7.14% 7/20/2034 958,927
Madison Park Funding Ltd.
850,000 Series 2014-14A-ER (3 mo. Term SOFR + 6.06%, 5.80% Floor)
(a)
................... 9.73% 10/22/2030 791,872
Magnetite CLO Ltd.
1,000,000 Series 2019-24A-ER (3 mo. Term SOFR + 6.40%, 6.40% Floor)
(a)
................... 10.07% 4/15/2035 997,034
500,000 Series 2022-33A-DR (3 mo. Term SOFR + 3.00%, 3.00% Floor)
(a)
................... 6.68% 10/20/2037 502,434
Octagon Investment Partners Ltd.
1,000,000 Series 2016-1A-FR (3 mo. Term SOFR + 8.35%, 8.35% Floor)
(a)
.................... 12.02% 7/15/2030 26,958
2,000,000 Series 2017-1A-SUB
(a)(b)(c)(e)
............................................. 0.00% 3/17/2030 3,462
500,000 Series 2025-4A-D (3 mo. Term SOFR + 2.80%, 2.80% Floor)
(a)
..................... 6.48% 10/20/2038 502,324
RR Ltd./Cayman Islands
500,000 Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)
(a)
................... 9.73% 4/15/2036 467,765
Sound Point CLO Ltd.
2,500,000 Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)
(a)
................... 7.23% 7/15/2034 2,413,310
2,000,000 Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)
(a)
................... 7.29% 7/20/2034 1,932,638
2,000,000 Series 2021-1A-D (3 mo. Term SOFR + 3.76%, 3.76% Floor)
(a)
..................... 7.43% 4/25/2034 1,912,004
Trestles CLO Ltd.
1,000,000 Series 2018-2A-D1RR (3 mo. Term SOFR + 2.70%, 2.70% Floor)
(a)
................. 6.30% 7/15/2039 1,005,498
Venture CDO Ltd.
500,000 Series 2017-30A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)
(a)
.................... 5.88% 1/15/2031 501,692
Vibrant CLO Ltd.
1,000,000 Series 2018-10RA-C1 (3 mo. Term SOFR + 5.00%, 5.00% Floor)
(a)
.................. 8.68% 4/20/2036 1,000,050
500,000 Series 2024-4RA-D1 (3 mo. Term SOFR + 3.75%, 3.75% Floor)
(a)
................... 7.43% 10/20/2037 489,544
Wind River CLO Ltd.
2,500,000 Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)
(a)
.................... 9.68% 1/15/2031 2,200,847
1,000,000 Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)
(a)
................... 7.33% 10/22/2031 1,002,812
1,000,000 Series 2021-3A-D1AR (3 mo. Term SOFR + 3.00%, 3.00% Floor)
(a)
.................. 6.68% 4/20/2038 1,002,618
Total Collateralized Loan Obligations
(Cost $44,824,226) 41,010,480

DoubleLine Opportunistic Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

P RINCIPAL
A MOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
FOREIGN CORPORATE BONDS - 3.0%
200,000 Avianca Midco 2 PLC ................................................. 9.63% 2/14/2030 198,369
200,000 Azul Secured Finance LLP
(a)
............................................. 9.88% 2/15/2031 191,798
200,000 Azule Energy Finance PLC
(a)
............................................ 8.63% 1/22/2033 200,358
200,000 Azule Energy Finance PLC ............................................. 8.63% 1/22/2033 200,358
200,000 Banco Davivienda SA (10 yr. CMT Rate + 5.10%)
(f)
............................. 6.65% 4/22/2031 184,906
200,000 Banco Davivienda SA (5 yr. CMT Rate + 4.59%)
(a)
.............................. 8.13% 7/2/2035 207,500
200,000 Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.01%)
(a)(f)
............ 8.45% 6/24/2036 200,485
200,000 BRF SA ........................................................... 5.75% 9/21/2050 155,613
300,000 Cosan Overseas Ltd.
(f)
................................................. 8.25% 8/5/2026 297,300
400,000 CSN Resources SA ................................................... 5.88% 4/8/2032 247,002
202,000 Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 (2.00%
PIK)
(a)(d)
....................................................... 11.00% 9/12/2030 87,617
149,020 Fideicomiso PA Pacifico Tres ............................................ 8.25% 1/15/2035 152,537
200,000 Frontera Energy Corp.
(a)
................................................ 7.88% 6/21/2028 199,409
200,000 FS Luxembourg Sarl
(a)
................................................. 8.63% 6/25/2033 191,576
200,000 FS Luxembourg Sarl
(a)
................................................. 8.13% 2/11/2036 181,655
235,000 Garda World Security Corp.
(a)
............................................ 8.25% 8/1/2032 240,695
200,000 Geopark Ltd. ....................................................... 8.75% 1/31/2030 198,502
235,000 Global Aircraft Leasing Co. Ltd.
(a)
......................................... 8.75% 9/1/2027 239,135
250,000 Grupo Televisa SAB .................................................. 5.25% 5/24/2049 171,029
250,000 Indika Energy Tbk PT ................................................. 8.75% 5/7/2029 252,861
200,000 J&F Luxembourg Finance Sarl
(a)
.......................................... 8.50% 12/1/2032 199,500
200,000 Mongolian Mining Corp. ................................................ 8.44% 4/3/2030 204,069
200,000 Motion Finco Sarl
(a)
................................................... 8.38% 2/15/2032 169,073
100,000 Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
(a)
............................... 8.00% 8/1/2030 99,156
600,000 Orbia Advance Corp. SAB de CV ......................................... 5.50% 1/15/2048 451,115
40,000 Pampa Energia SA
(a)
.................................................. 7.75% 11/14/2037 40,984
160,000 Pampa Energia SA ................................................... 7.75% 11/14/2037 163,936
200,000 Parex Resources, Inc.
(a)
................................................ 8.50% 5/11/2031 203,300
400,000 Prosus NV ......................................................... 3.83% 2/8/2051 267,357
200,000 Saavi Energia Sarl
(a)
.................................................. 8.88% 2/10/2035 219,050
200,000 Saavi Energia Sarl ................................................... 8.88% 2/10/2035 219,050
200,000 SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development
(a)
.. 9.00% 11/14/2030 196,687
250,000 Simpar Europe SA ................................................... 5.20% 1/26/2031 209,492
300,000 Telecom Argentina SA
(a)
................................................ 8.50% 1/20/2036 314,230
44,227 Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)
(a)(d)
........................ 13.50% 12/31/2027 2,654
62,116 Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)
(d)
......................... 13.50% 12/31/2027 3,727
53,234 Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)
(a)(d)
........................ 11.00% 12/31/2028 1,597
228,919 Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)
(d)
......................... 11.00% 12/31/2028 6,867
299,050 Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)
(d)
............... 15.00% 12/31/2044 5,981
400,000 Vamos Europe SA
(a)
.................................................. 9.20% 1/26/2031 381,480
400,000 Vedanta Resources Finance II PLC
(a)
....................................... 9.13% 10/15/2032 410,963
240,000 Vista Energy Argentina SAU
(a)
........................................... 8.50% 6/10/2033 256,188
300,000 Volcan Cia Minera SAA
(a)
............................................... 8.50% 10/28/2032 310,935
197,340 Yinson Bergenia Production BV
(a)
......................................... 8.50% 1/31/2045 210,956
Total Foreign Corporate Bonds
(Cost $8,882,828) 8,547,052
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.4%
450,000 Brazilian Government International Bond .................................... 4.75% 1/14/2050 333,900
400,000 Chile Government International Bond ...................................... 3.10% 1/22/2061 251,320
300,000 Colombia Government International Bond ................................... 5.00% 6/15/2045 240,285
200,000 Comision Federal de Electricidad ......................................... 4.68% 2/9/2051 144,914
350,000 Corp. Nacional del Cobre de Chile ........................................ 3.15% 1/15/2051 224,733
250,000 Ecopetrol SA ....................................................... 5.88% 5/28/2045 206,686
250,000 Ecopetrol SA ....................................................... 5.88% 11/2/2051 200,568
500,000 Mexico Government International Bond ..................................... 3.77% 5/24/2061 301,000
200,000 Mexico Government International Bond ..................................... 3.75% 4/19/2071 115,400
400,000 Morocco Government International Bond .................................... 4.00% 12/15/2050 289,009
200,000 OCP SA ........................................................... 5.13% 6/23/2051 162,151
300,000 Perusahaan Perseroan Persero PT Perusahaan Listrik Negara .................... 4.00% 6/30/2050 209,037
550,000 Peruvian Government International Bond .................................... 2.78% 12/1/2060 301,620
200,000 Petroleos del Peru SA ................................................. 5.63% 6/19/2047 143,131
550,000 Petroleos Mexicanos .................................................. 6.38% 1/23/2045 469,238
186,667 Port Of Spain Waterfront Development ..................................... 7.88% 2/19/2040 195,440
100,000 YPF SA
(a)
.......................................................... 8.25% 1/17/2034 104,754

DoubleLine Opportunistic Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
250,000 YPF SA ........................................................... 7.00% 12/15/2047 234,461
Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored
Corporations
(Cost $4,317,342) 4,127,647
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 25.9%
1345 Trust
620,000 Series 2025-AOA-D (1 mo. Term SOFR + 3.00%, 3.00% Floor)
(a)
................... 6.63% 6/15/2042 621,938
Acore Issuer LLC
1,230,000 Series 2026-FL1-C (1 mo. Term SOFR + 2.10%, 2.10% Floor)
(a)
.................... 5.74% 8/20/2043 1,233,069
ACREC Trust
940,000 Series 2021-FL1-D (1 mo. Term SOFR + 2.76%, 2.65% Floor)
(a)
.................... 6.40% 10/16/2036 941,654
1,110,000 Series 2026-FL4-C (1 mo. Term SOFR + 2.00%, 2.00% Floor)
(a)
.................... 5.64% 1/18/2043 1,109,407
Arbor Realty Trust, Inc.
1,000,000 Series 2022-FL1-C (30 day avg SOFR US + 2.30%, 2.30% Floor)
(a)
................. 5.89% 1/15/2037 1,002,494
ARDN Mortgage Trust
650,000 Series 2025-ARCP-E (1 mo. Term SOFR + 4.50%, 4.50% Floor)
(a)
.................. 8.13% 6/15/2035 651,865
AREIT Trust
930,000 Series 2025-CRE10-D (1 mo. Term SOFR + 2.79%, 2.79% Floor)
(a)
................. 6.43% 1/17/2030 925,816
BANK
5,843,520 Series 2020-BN26-XF
(a)(g)
............................................... 1.50% 3/15/2063 263,443
2,540,000 Series 2025-BNK51-XD
(a)(e)(g)
............................................ 2.34% 12/25/2067 397,048
BANK5 Trust
60,098,766 Series 2023-5YR1-XA
(e)(g)
............................................... 0.46% 4/15/2056 224,529
18,014,884 Series 2023-5YR4-XA
(e)(g)
............................................... 1.26% 12/15/2056 348,777
15,514,000 Series 2025-5YR17-XD
(a)(e)(g)
............................................ 2.02% 11/15/2058 1,095,273
707,000 Series 2026-5YR20-D
(a)
................................................ 4.50% 2/15/2059 598,317
Barclays Commercial Mortgage Trust
500,000 Series 2025-5C34-D
(a)
................................................. 4.25% 5/15/2058 436,941
617,000 Series 2026-5C41-C
(e)
................................................. 5.99% 5/15/2069 619,489
BDS Ltd.
1,000,000 Series 2024-FL13-C (1 mo. Term SOFR + 2.59%, 2.59% Floor)
(a)
................... 6.23% 9/19/2039 1,002,202
1,000,000 Series 2025-FL14-C (1 mo. Term SOFR + 1.89%, 1.89% Floor)
(a)
................... 5.53% 10/17/2042 999,357
1,260,000 Series 2025-FL15-D (1 mo. Term SOFR + 2.40%, 2.40% Floor)
(a)
................... 6.04% 3/19/2043 1,262,085
Beast Mortgage Trust
1,000,000 Series 2021-1818-G (1 mo. Term SOFR + 6.11%, 6.25% Floor)
(a)
................... 9.74% 3/15/2036 33,716
Benchmark Mortgage Trust
10,603,549 Series 2018-B1-XA
(e)(g)
................................................. 0.64% 1/15/2051 73,262
1,398,000 Series 2018-B4-D
(a)(e)
.................................................. 2.91% 7/15/2051 1,021,440
1,000,000 Series 2024-V10-D
(a)
.................................................. 4.50% 9/15/2057 908,873
720,000 Series 2025-V16-D
(a)
.................................................. 4.50% 8/15/2058 617,795
823,000 Series 2026-B43-C
(e)
.................................................. 6.09% 4/15/2063 822,411
830,000 Series 2026-V20-D
(a)
.................................................. 4.50% 2/15/2059 712,425
Blackstone Mortgage Trust, Inc.
111,773 Series 2021-FL4-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)
(a)
.................... 5.05% 5/15/2038 111,856
BMO Mortgage Trust
13,368,000 Series 2025-5C12-XD
(a)(e)(g)
.............................................. 2.28% 10/15/2058 1,075,013
1,089,000 Series 2025-C11-D
(a)
.................................................. 4.50% 2/15/2058 852,089
355,000 Series 2026-C14-D
(a)
.................................................. 4.50% 2/15/2059 268,331
BrightSpire Capital, Inc.
1,064,000 Series 2024-FL2-C (1 mo. Term SOFR + 3.54%, 3.54% Floor)
(a)
.................... 7.18% 8/19/2037 1,063,848
1,250,000 Series 2026-FL3-C (1 mo. Term SOFR + 2.10%, 2.10% Floor)
(a)
.................... 5.74% 8/19/2043 1,254,593
BSPRT Co-Issuer LLC
1,400,000 Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)
(a)
.................. 6.48% 9/15/2035 1,402,600
600,000 Series 2025-FL12-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)
(a)
................... 6.33% 1/17/2043 602,119
BX Trust
840,000 Series 2019-OC11-E
(a)(e)
................................................ 4.08% 12/9/2041 763,845
459,643 Series 2024-AIRC-C (1 mo. Term SOFR + 2.59%, 2.59% Floor)
(a)
................... 6.22% 8/15/2041 462,149
441,000 Series 2025-BCAT-D (1 mo. Term SOFR + 2.65%, 2.65% Floor)
(a)
................... 6.28% 8/15/2042 443,785
630,391 Series 2025-LUNR-E (1 mo. Term SOFR + 3.95%, 3.95% Floor)
(a)
.................. 7.58% 6/15/2040 633,500
906,117 Series 2025-ROIC-E (1 mo. Term SOFR + 2.94%, 2.94% Floor)
(a)
................... 6.57% 3/15/2030 907,930
410,000 Series 2026-ALOHA-E (1 mo. Term SOFR + 2.95%, 2.95% Floor)
(a)
................. 6.58% 4/15/2043 411,698

DoubleLine Opportunistic Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
615,643 Series 2026-CIP-D (1 mo. Term SOFR + 2.10%, 2.10% Floor)
(a)
.................... 5.73% 5/15/2038 621,136
620,000 Series 2026-CSMO-D (1 mo. Term SOFR + 2.45%, 2.45% Floor)
(a)
.................. 6.08% 2/15/2043 627,943
551,557 Series 2026-XL6-E (1 mo. Term SOFR + 3.00%, 3.00% Floor)
(a)
.................... 6.63% 3/15/2043 557,574
Citigroup/Deutsche Bank Commercial Mortgage Trust
12,353,567 Series 2017-CD6-XA
(e)(g)
............................................... 1.01% 11/13/2050 97,357
Commercial Mortgage Pass Through Certificates
21,958,000 Series 2014-UBS3-XC
(a)(e)(g)
............................................. 1.24% 6/10/2047 602
5,000 Series 2014-UBS4-V
(a)(c)(e)
.............................................. 0.00% 8/10/2047 0
12,540,738 Series 2015-CR23-XD
(a)(e)(g)
............................................. 1.12% 5/10/2048 361
5,297,000 Series 2015-CR26-XD
(a)(e)(g)
............................................. 1.59% 10/10/2048 194
CSAIL Commercial Mortgage Trust
88,227 Series 2016-C5-C
(e)
................................................... 4.55% 11/15/2048 86,725
83,269 Series 2016-C6-XA
(e)(g)
................................................. 1.54% 1/15/2049 3
2,000,000 Series 2018-CX12-C
(e)
................................................. 4.88% 8/15/2051 1,884,720
DOLP Trust
1,000,000 Series 2021-NYC-F
(a)(e)
................................................ 3.70% 5/10/2041 835,172
Extended Stay America Trust
580,891 Series 2026-ESH2-E (1 mo. Term SOFR + 2.90%, 2.90% Floor)
(a)
.................. 6.53% 2/15/2043 588,287
FIVE Mortgage Trust
583,000 Series 2023-V1-E
(a)(e)
.................................................. 6.56% 2/10/2056 549,053
FS Rialto
1,199,000 Series 2021-FL3-D (1 mo. Term SOFR + 2.61%, 2.61% Floor)
(a)
.................... 6.25% 11/16/2036 1,206,645
1,200,000 Series 2024-FL9-D (1 mo. Term SOFR + 3.94%, 3.94% Floor)
(a)
.................... 7.58% 10/19/2039 1,197,604
1,140,000 Series 2025-FL10-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)
(a)
................... 6.33% 8/19/2042 1,143,435
1,370,000 Series 2026-FL11-D (1 mo. Term SOFR + 2.65%, 2.65% Floor)
(a)
................... 6.29% 1/19/2044 1,374,225
Granite Point Mortgage Trust, Inc.
1,000,000 Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)
(a)
.................... 5.71% 12/15/2036 998,305
Great Wolf Trust
1,500,000 Series 2024-WLF2-E (1 mo. Term SOFR + 3.64%)
(a)
............................ 7.26% 5/15/2041 1,497,744
Greystone Commercial Real Estate Notes
880,000 Series 2025-FL4-C (1 mo. Term SOFR + 2.89%, 2.89% Floor)
(a)
.................... 6.51% 1/15/2043 896,753
GS Mortgage Securities Corp. II
734,722 Series 2015-GC28-D
(a)(e)
............................................... 4.57% 2/10/2048 706,078
73,259,389 Series 2018-GS9-XA
(e)(g)
............................................... 0.55% 3/10/2051 369,586
958,000 Series 2019-GC38-D
(a)
................................................. 3.00% 2/10/2052 825,478
INCREF LLC
1,010,000 Series 2026-FL2-D (1 mo. Term SOFR + 2.60%, 2.60% Floor)
(a)
.................... 6.27% 12/19/2043 1,013,527
JP Morgan Chase Commercial Mortgage Securities
1,153,000 Series 2019-MFP-G (1 mo. Term SOFR + 4.10%, 4.05% Floor)
(a)
................... 7.72% 7/15/2036 242,142
1,153,000 Series 2019-MFP-XG
(a)(e)(g)
.............................................. 0.50% 7/15/2036 10,973
JPMBB Commercial Mortgage Securities Trust
8,212,579 Series 2013-C14-XC
(a)(e)(g)
.............................................. 0.57% 8/15/2046 20,988
1,647,787 Series 2014-C19-NR
(a)(c)(e)
.............................................. 3.75% 4/15/2047 778,746
500,000 Series 2015-C27-D
(a)(e)
................................................. 3.95% 2/15/2048 78,750
11,177,628 Series 2015-C29-XE
(a)(e)(g)
............................................... 0.55% 5/15/2048 148
16,358,000 Series 2015-C32-XD
(a)(e)(g)
.............................................. 0.50% 11/15/2048 200
KKR Industrial Portfolio Trust
600,000 Series 2024-1-C (1 mo. Term SOFR + 2.84%, 2.84% Floor)
(a)
...................... 6.46% 8/15/2041 601,895
KREF
1,000,000 Series 2021-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)
(a)
.................... 5.75% 2/15/2039 1,000,650
LoanCore
650,000 Series 2025-CRE8-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)
(a)
.................. 6.38% 8/17/2042 646,903
LSTAR Commercial Mortgage Trust
1,000,000 Series 2017-5-C
(a)(e)
................................................... 4.83% 3/10/2050 944,484
Lument Finance Trust, Inc.
1,210,000 Series 2025-FL3-D (1 mo. Term SOFR + 3.60%, 3.60% Floor)
(a)
.................... 7.24% 7/21/2043 1,223,905
MF1 Multifamily Housing Mortgage Loan Trust
990,000 Series 2021-FL7-C (1 mo. Term SOFR + 2.16%, 2.05% Floor)
(a)
.................... 5.80% 10/16/2036 990,869
1,000,000 Series 2021-FL7-E (1 mo. Term SOFR + 2.91%, 2.80% Floor)
(a)
.................... 6.55% 10/16/2036 993,319
1,000,000 Series 2024-FL15-C (1 mo. Term SOFR + 2.94%, 2.94% Floor)
(a)
................... 6.58% 8/18/2041 1,003,267
1,240,000 Series 2024-FL16-D (1 mo. Term SOFR + 3.59%, 3.59% Floor)
(a)
................... 7.23% 11/18/2039 1,234,534
690,000 Series 2025-FL17-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)
(a)
................... 6.38% 2/18/2040 692,754
1,250,000 Series 2025-FL19-C (1 mo. Term SOFR + 2.84%, 2.84% Floor)
(a)
................... 6.48% 5/18/2042 1,254,429

DoubleLine Opportunistic Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
1,360,000 Series 2026-FL21-C (1 mo. Term SOFR + 1.95%, 1.95% Floor)
(a)
................... 5.59% 2/18/2041 1,363,393
MTN Commercial Mortgage Trust
620,000 Series 2026-LPFX-E
(a)(e)
................................................ 6.56% 5/15/2043 625,528
Natixis Commercial Mortgage Securities Trust
370,000 Series 2019-10K-E
(a)(e)
................................................. 4.27% 5/15/2039 343,937
PFP III Ltd.
995,530 Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)
(a)
..................... 6.10% 9/17/2039 998,022
1,250,000 Series 2025-12-C (1 mo. Term SOFR + 2.54%, 2.54% Floor)
(a)
..................... 6.18% 12/18/2042 1,256,935
800,000 Series 2026-13-C (1 mo. Term SOFR + 2.00%, 2.00% Floor)
(a)
..................... 5.64% 8/18/2043 801,995
1,220,000 Series 2026-14-C (1 mo. Term SOFR + 1.95%, 1.95% Floor)
(a)
..................... 5.60% 12/18/2043 1,223,040
Starwood Property Trust, Inc.
1,200,000 Series 2021-FL2-C (1 mo. Term SOFR + 2.21%, 2.10% Floor)
(a)
.................... 5.85% 4/18/2038 1,201,202
2,500,000 Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)
(a)
................. 5.54% 11/15/2038 2,505,722
UBS-Barclays Commercial Mortgage Trust
1,350,000 Series 2013-C5-C
(a)(e)
.................................................. 3.84% 3/10/2046 1,259,658
VMC Finance LLC
1,230,000 Series 2026-FL6-C (1 mo. Term SOFR + 2.40%, 2.40% Floor)
(a)
.................... 6.04% 11/19/2043 1,233,068
Wells Fargo Commercial Mortgage Trust
20,099,681 Series 2015-C28-XF
(a)(e)(g)
............................................... 1.27% 5/15/2048 47,053
1,000,000 Series 2016-LC24-C
(e)
................................................. 4.54% 10/15/2049 943,427
42,810,956 Series 2018-C43-XA
(e)(g)
................................................ 0.72% 3/15/2051 376,736
1,569,000 Series 2019-C50-D
(a)
.................................................. 3.00% 5/15/2052 1,258,745
1,268,000 Series 2025-5C6-D
(a)
.................................................. 4.25% 10/15/2058 1,094,606
1,253,000 Series 2026-5C8-D
(a)
.................................................. 4.50% 3/15/2059 1,064,505
WHARF Trust
630,000 Series 2025-DC-E
(a)(e)
................................................. 7.98% 7/15/2040 638,029
Total Non-Agency Commercial Mortgage Backed Obligations
(Cost $86,137,248) 75,210,046
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 23.9%
Barclays PLC
7,924,342 Series 2007-AB1-A5
(h)
................................................. 4.44% 3/25/2037 2,852,280
BCAP LLC Trust
458,858 Series 2010-RR6-6A2
(a)(e)
............................................... 4.28% 7/26/2037 197,487
Chase Mortgage Finance Corp.
1,277,116 Series 2007-S1-A7 ................................................... 6.00% 2/25/2037 458,551
1,342,649 Series 2007-S3-1A5 .................................................. 6.00% 5/25/2037 566,079
Citigroup Mortgage Loan Trust, Inc.
243,495 Series 2006-8-A4 (-3 x 1 mo. Term SOFR + 19.35%, 0.00% Floor, 19.66% Cap)
(a)(i)
....... 9.31% 10/25/2035 155,716
Countrywide Alternative Loan Trust
489,519 Series 2005-85CB-2A5 (1 mo. Term SOFR + 1.21%, 1.10% Floor, 7.00% Cap) ......... 4.86% 2/25/2036 375,656
103,379 Series 2005-85CB-2A6 (-4 x 1 mo. Term SOFR + 21.21%, 0.00% Floor, 21.63% Cap)
(i)
.... 7.84% 2/25/2036 79,988
Countrywide Home Loan Mortgage Pass Through Trust
1,258,923 Series 2007-4-1A35 (-1 x 1 mo. Term SOFR + 6.59%, 0.00% Floor, 6.70% Cap)
(g)(i)
....... 2.94% 5/25/2037 176,058
Credit Suisse First Boston Mortgage Securities Corp.
1,569,497 Series 2005-11-7A1 .................................................. 6.00% 12/25/2035 742,192
Credit Suisse Mortgage Capital Certificates
3,068,932 Series 2006-5-3A3 ................................................... 6.50% 6/25/2036 442,010
202,813 Series 2006-9-2A1 ................................................... 5.50% 11/25/2036 191,051
151,410 Series 2006-9-6A14 .................................................. 6.00% 11/25/2036 98,115
Deephaven Residential Mortgage Trust
500,000 Series 2025-INV1-B1
(a)(e)
............................................... 6.68% 11/25/2060 498,252
1,548,000 Series 2025-INV1-B2
(a)(e)
............................................... 7.22% 11/25/2060 1,530,155
Ellington Financial Mortgage Trust
100,000 Series 2025-INV2-B1
(a)(e)
............................................... 7.49% 5/26/2070 100,563
550,000 Series 2025-INV3-B2
(a)(e)
............................................... 7.61% 7/25/2070 541,966
2,704,000 Series 2025-INV4-B1
(a)(e)
............................................... 6.84% 10/25/2070 2,697,369
1,659,000 Series 2025-INV4-B2
(a)(e)
............................................... 7.57% 10/25/2070 1,638,876
500,000 Series 2025-NQM2-B2
(a)(e)
.............................................. 7.23% 6/25/2070 492,963
2,500,000 Series 2025-NQM5-B1
(a)(e)
.............................................. 6.72% 11/25/2070 2,485,825
2,733,000 Series 2025-NQM5-B2
(a)(e)
.............................................. 7.25% 11/25/2070 2,688,777

DoubleLine Opportunistic Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Fannie Mae Connecticut Avenue Securities
2,996,000 Series 2021-R01-1B2 (30 day avg SOFR US + 6.00%, 0.00% Floor)
(a)
............... 9.63% 10/25/2041 3,039,089
3,000,000 Series 2022-R01-1B2 (30 day avg SOFR US + 6.00%, 0.00% Floor)
(a)
............... 9.63% 12/25/2041 3,065,176
Freddie Mac Structured Agency Credit Risk Debt Notes
3,000,000 Series 2020-HQA2-B2 (30 day avg SOFR US + 7.71%, 0.00% Floor)
(a)
............... 11.34% 3/25/2050 3,580,674
2,000,000 Series 2021-DNA2-B2 (30 day avg SOFR US + 6.00%, 0.00% Floor)
(a)
............... 9.63% 8/25/2033 2,467,091
3,000,000 Series 2021-DNA6-B2 (30 day avg SOFR US + 7.50%, 0.00% Floor)
(a)
............... 11.13% 10/25/2041 3,056,307
1,200,000 Series 2021-DNA7-M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)
(a)
............... 5.43% 11/25/2041 1,202,772
2,000,000 Series 2021-HQA2-B2 (30 day avg SOFR US + 5.45%, 0.00% Floor)
(a)
............... 9.08% 12/25/2033 2,437,782
3,000,000 Series 2021-HQA3-B2 (30 day avg SOFR US + 6.25%, 0.00% Floor)
(a)
............... 9.88% 9/25/2041 3,031,447
GS Mortgage-Backed Securities Trust
1,321,000 Series 2025-NQM4-B1
(a)(e)
.............................................. 6.77% 10/25/2065 1,315,543
584,000 Series 2025-NQM4-B2
(a)(e)
.............................................. 7.14% 10/25/2065 578,175
500,000 Series 2025-NQM5-B1
(a)(e)
.............................................. 6.74% 7/25/2065 499,152
1,830,000 Series 2025-NQM5-B2
(a)(e)
.............................................. 7.20% 7/25/2065 1,805,658
450,000 Series 2025-NQM6-B1
(a)(e)
.............................................. 6.60% 2/25/2066 445,188
325,000 Series 2025-NQM6-B2
(a)(e)
.............................................. 7.40% 2/25/2066 319,941
Indymac Index Mortgage Loan Trust
745,299 Series 2005-AR23-6A1
(e)
............................................... 3.63% 11/25/2035 726,532
JP Morgan Alternative Loan Trust
56,943 Series 2006-S1-2A5
(j)
................................................. 5.50% 2/25/2021 46,787
JP Morgan Mortgage Trust
879,000 Series 2025-VIS3-B1
(a)(e)
............................................... 6.76% 2/25/2066 871,463
602,000 Series 2025-VIS3-B2
(a)(e)
............................................... 7.21% 2/25/2066 588,431
JP Morgan Reremic
771,906 Series 2011-1-2A10
(a)(e)
................................................ 6.00% 6/26/2037 639,526
Lehman Mortgage Trust
130,879 Series 2007-10-1A1 .................................................. 6.00% 1/25/2038 127,663
1,144,734 Series 2007-4-1A3 ................................................... 5.75% 5/25/2037 521,421
New Residential Mortgage Loan Trust
1,000,000 Series 2025-NQM6-B1
(a)(e)
.............................................. 6.85% 10/25/2065 997,148
920,000 Series 2025-NQM6-B2
(a)(e)
.............................................. 6.94% 10/25/2065 892,171
Pretium Mortgage Credit Partners LLC
700,000 Series 2025-NPL7-A2
(a)(h)
............................................... 8.35% 7/25/2055 701,590
650,000 Series 2025-NPL8-A2
(a)(h)
............................................... 7.99% 8/25/2055 651,314
RALI Trust
366,887 Series 2005-QS14-3A1 ................................................ 6.00% 9/25/2035 324,814
938,755 Series 2006-QS7-A3 .................................................. 6.00% 6/25/2036 748,738
311,938 Series 2007-QS1-1A1 ................................................. 6.00% 1/25/2037 258,665
505,937 Series 2007-QS6-A1 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap) ........... 4.09% 4/25/2037 388,945
535,631 Series 2007-QS6-A102 ................................................ 5.75% 4/25/2037 443,986
115,255 Series 2007-QS6-A2 (-8 x 1 mo. Term SOFR + 54.63%, 0.00% Floor, 55.58% Cap)
(i)
..... 24.23% 4/25/2037 167,489
Residential Asset Securitization Trust
1,643,089 Series 2006-A6-1A12 (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)
(g)(i)
..... 3.34% 7/25/2036 164,206
1,624,593 Series 2006-A6-1A9 .................................................. 6.00% 7/25/2036 363,044
RFMSI Trust
335,667 Series 2007-S2-A4 ................................................... 6.00% 2/25/2037 267,913
Santander Mortgage Asset Receivable Trust
1,064,000 Series 2025-NQM5-B2
(a)(e)
.............................................. 7.23% 8/25/2065 1,035,414
1,000,000 Series 2025-NQM6-B1
(a)(e)
.............................................. 6.82% 11/25/2065 991,653
Structured Adjustable Rate Mortgage Loan Trust
193,594 Series 2006-1-2A2
(e)
.................................................. 4.55% 2/25/2036 181,680
Velocity Commercial Capital Loan Trust
344,674 Series 2018-1-M4
(a)
................................................... 5.01% 4/25/2048 322,501
256,243 Series 2018-1-M5
(a)
................................................... 6.26% 4/25/2048 236,988
364,718 Series 2018-1-M6
(a)
................................................... 7.26% 4/25/2048 330,665
Verus Securitization Trust
1,411,000 Series 2025-10-B1
(a)(e)
................................................. 6.48% 6/25/2070 1,402,489
625,000 Series 2025-1-B2
(a)(e)
.................................................. 7.34% 1/25/2070 628,037
1,241,000 Series 2025-3-B2
(a)(e)
.................................................. 7.49% 5/25/2070 1,245,593
212,000 Series 2025-4-B1
(a)(e)
.................................................. 7.45% 5/25/2070 213,708
675,000 Series 2025-5-B2
(a)(e)
.................................................. 7.31% 6/25/2070 676,026
625,000 Series 2025-7-B2
(a)(e)
.................................................. 7.49% 8/25/2070 628,412
1,500,000 Series 2025-8-B2
(a)(e)
.................................................. 7.49% 9/25/2070 1,508,594

DoubleLine Opportunistic Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
996,500 Series 2025-9-B2
(a)(e)
.................................................. 7.37% 10/27/2070 1,000,192
1,300,000 Series 2026-2-B2
(a)(e)
.................................................. 6.87% 2/25/2071 1,274,390
813,000 Series 2026-3-B2
(a)(e)
.................................................. 6.81% 3/25/2071 793,736
Washington Mutual Alternative Mortgage Pass-Through Certificates
2,849,612 Series 2006-8-A4
(h)
................................................... 4.06% 10/25/2036 998,083
Total Non-Agency Residential Collateralized Mortgage Obligations
(Cost $79,286,420) 69,213,931
US CORPORATE BONDS - 1.5%
30,000 ADI Escrow Issuer LLC
(a)
............................................... 7.13% 7/15/2034 30,624
250,000 Allied Universal Holdco LLC
(a)
............................................ 7.88% 2/15/2031 261,480
45,000 American Axle & Manufacturing, Inc.
(a)
...................................... 7.75% 10/15/2033 44,484
85,000 Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
(a)
.................... 9.75% 4/15/2030 91,727
20,000 Asurion LLC/ Asurion Co.-Issuer, Inc.
(a)
..................................... 8.00% 12/31/2032 20,167
140,000 Bausch + Lomb Corp.
(a)
................................................ 8.38% 10/1/2028 144,025
95,000 CCO Holdings LLC / CCO Holdings Capital Corp.
(a)
............................. 7.38% 2/1/2036 93,280
35,000 Celanese US Holdings LLC ............................................. 7.38% 2/15/2034 36,185
25,000 Chemours Co.
(a)
..................................................... 7.88% 3/15/2034 25,144
45,000 Cipher Compute LLC
(a)
................................................ 7.13% 11/15/2030 46,835
55,000 Clear Channel Outdoor Holdings, Inc.
(a)
..................................... 7.50% 6/1/2029 55,065
30,000 Clear Channel Outdoor Holdings, Inc.
(a)
..................................... 7.13% 2/15/2031 31,081
45,000 Columbus McKinnon Corp./NY
(a)
.......................................... 7.13% 2/1/2033 45,132
25,000 Cornerstone Building Brands, Inc.
(a)
........................................ 9.50% 8/15/2029 15,420
100,000 Crescent Energy Finance LLC
(a)
.......................................... 7.88% 4/15/2032 101,317
75,000 Dcli Bidco LLC
(a)
..................................................... 7.75% 11/15/2029 77,615
60,000 Dealer Tire Financial LLC
(a)
............................................. 10.38% 10/1/2031 59,820
95,000 Dealer Tire LLC / DT Issuer LLC
(a)
......................................... 8.00% 2/1/2028 95,260
86,800 Dexko Global, Inc.
(a)
.................................................. 7.50% 4/15/2032 71,697
55,000 Directv Financing LLC
(a)
................................................ 8.88% 2/1/2030 56,045
55,000 Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
(a)
...................... 10.00% 2/15/2031 57,109
60,000 Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
(a)
...................... 9.25% 6/1/2032 61,007
20,000 Discovery Global Holdings, Inc. .......................................... 5.05% 3/15/2042 14,676
45,000 EchoStar Corp. ...................................................... 10.75% 11/30/2029 48,654
115,000 Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
(a)
................ 6.75% 1/15/2030 112,861
30,000 Flash Compute LLC
(a)
................................................. 7.25% 12/31/2030 30,884
45,000 Freedom Mortgage Holdings LLC
(a)
........................................ 8.38% 4/1/2032 45,807
145,000 Full House Resorts, Inc.
(a)
.............................................. 8.25% 2/15/2028 142,100
100,000 Getty Images, Inc.
(a)
.................................................. 10.50% 11/15/2030 83,460
67,000 Gray Media, Inc.
(a)
.................................................... 10.50% 7/15/2029 70,763
65,000 Gray Media, Inc.
(a)
.................................................... 9.63% 7/15/2032 62,792
45,000 Gray Media, Inc.
(a)
.................................................... 7.25% 8/15/2033 44,350
109,000 Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
(a)
............................. 9.00% 7/1/2028 109,293
35,000 JetBlue Airways Corp. / JetBlue Loyalty LP
(a)
................................. 9.88% 9/20/2031 31,747
20,000 K Hovnanian Enterprises, Inc.
(a)
.......................................... 8.38% 10/1/2033 20,568
30,000 Kohl's Corp.
(a)
....................................................... 10.00% 6/1/2030 32,468
30,000 LBM Acquisition LLC
(a)
................................................. 9.50% 6/15/2031 26,751
35,000 LFS Topco LLC
(a)
.................................................... 8.75% 7/15/2030 35,184
105,000 LifePoint Health, Inc.
(a)
................................................. 10.00% 6/1/2032 104,954
25,000 LifePoint Health, Inc.
(a)
................................................. 7.00% 5/1/2034 23,980
55,000 Mativ Holdings, Inc.
(a)
................................................. 8.00% 10/1/2029 54,667
50,000 Michaels Cos., Inc.
(a)
.................................................. 8.50% 3/15/2033 49,554
90,000 Nabors Industries, Inc.
(a)
............................................... 8.88% 8/15/2031 92,465
45,000 Nabors Industries, Inc.
(a)
............................................... 7.63% 11/15/2032 46,071
50,000 Nexstar Media, Inc.
(a)
.................................................. 7.25% 4/15/2034 49,922
50,000 NGL Energy Operating LLC / NGL Energy Finance Corp.
(a)
....................... 8.38% 2/15/2032 52,075
20,000 OAK-Eagle Acquireco, Inc.
(a)
............................................. 8.75% 7/1/2034 21,238
50,000 Par Petroleum LLC
(a)
.................................................. 7.38% 6/1/2034 50,627
250,000 PetSmart LLC / PetSmart Finance Corp.
(a)
................................... 7.50% 9/15/2032 250,234
50,000 Radiology Partners, Inc.
(a)
.............................................. 8.50% 7/15/2032 52,242
20,000 Sabre Financial Borrower LLC
(a)
.......................................... 11.13% 6/15/2029 21,126
14,000 Sabre GLBL, Inc.
(a)
................................................... 10.75% 11/15/2029 13,462
25,000 Sabre GLBL, Inc.
(a)
................................................... 10.75% 3/15/2030 23,868
45,000 Six Flags Entertainment Corp.
(a)
.......................................... 7.25% 5/15/2031 44,763
10,000 Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC
(a)
... 8.63% 1/15/2032 10,303
50,000 SM Energy Co.
(a)
..................................................... 7.00% 8/1/2032 50,494
25,000 Staples, Inc.
(a)
....................................................... 10.75% 9/1/2029 23,869
50,000 Synergy Infrastructure Holdings LLC
(a)
...................................... 7.88% 12/1/2030 52,382

DoubleLine Opportunistic Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
30,000 Synergy Infrastructure Holdings LLC
(a)
...................................... 7.00% 7/15/2034 30,447
20,000 Transocean International Ltd.
(a)
........................................... 7.88% 10/15/2032 20,889
95,000 Trident TPI Holdings, Inc.
(a)
.............................................. 12.75% 12/31/2028 95,241
60,000 UKG, Inc.
(a)
........................................................ 6.88% 2/1/2031 58,328
81,000 United Natural Foods, Inc.
(a)
............................................. 6.75% 10/15/2028 81,061
30,000 Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
(a)
................. 8.63% 6/15/2032 31,322
35,000 Uniti Services LLC
(a)
.................................................. 7.50% 10/15/2033 36,857
90,000 Univision Communications, Inc.
(a)
......................................... 8.50% 7/31/2031 90,458
15,000 Univision Communications, Inc.
(a)
......................................... 8.88% 4/15/2033 14,777
75,000 Venture Global LNG, Inc.
(a)
.............................................. 8.38% 6/1/2031 78,098
45,000 Veritiv Operating Co.
(a)
................................................. 10.50% 11/30/2030 46,079
160,000 Victra Holdings LLC / Victra Finance Corp.
(a)
.................................. 8.75% 9/15/2029 165,144
38,000 Voyager Parent LLC
(a)
................................................. 9.25% 7/1/2032 40,209
25,000 Whirlpool Corp.
(a)
.................................................... 7.88% 7/1/2034 25,165
Total US Corporate Bonds
(Cost $4,302,555) 4,335,248
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 18.1%
Federal Home Loan Mortgage Corp.
26,928,260 Series 2021-P009-X
(e)(g)
................................................ 1.36% 1/25/2031 570,386
187,143 Series 3211-SI (-4 x 30 day avg SOFR US + 27.18%, 0.00% Floor, 27.67% Cap)
(g)(i)
...... 12.08% 9/15/2036 69,337
401,091 Series 3236-ES (-1 x 30 day avg SOFR US + 6.59%, 0.00% Floor, 6.70% Cap)
(g)(i)
....... 2.99% 11/15/2036 34,794
266,747 Series 3256-S (-1 x 30 day avg SOFR US + 6.58%, 0.00% Floor, 6.69% Cap)
(g)(i)
........ 2.98% 12/15/2036 22,700
140,909 Series 3292-SD (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)
(g)(i)
....... 2.39% 3/15/2037 9,456
1,657,247 Series 3297-BI (-1 x 30 day avg SOFR US + 6.65%, 0.00% Floor, 6.76% Cap)
(g)(i)
........ 3.05% 4/15/2037 143,111
1,544,747 Series 3311-BI (-1 x 30 day avg SOFR US + 6.65%, 0.00% Floor, 6.76% Cap)
(g)(i)
........ 3.05% 5/15/2037 111,914
1,223,501 Series 3311-IA (-1 x 30 day avg SOFR US + 6.30%, 0.00% Floor, 6.41% Cap)
(g)(i)
........ 2.70% 5/15/2037 122,150
275,922 Series 3314-SH (-1 x 30 day avg SOFR US + 6.29%, 0.00% Floor, 6.40% Cap)
(g)(i)
....... 2.69% 11/15/2036 19,626
147,256 Series 3330-KS (-1 x 30 day avg SOFR US + 6.44%, 0.00% Floor, 6.55% Cap)
(g)(i)
....... 2.84% 6/15/2037 7,426
21,955 Series 3339-AI (-1 x 30 day avg SOFR US + 6.44%, 0.00% Floor, 6.55% Cap)
(g)(i)
........ 2.84% 7/15/2037 1,417
891,030 Series 3339-TI (-1 x 30 day avg SOFR US + 6.03%, 0.00% Floor, 6.14% Cap)
(g)(i)
........ 2.43% 7/15/2037 77,036
283,526 Series 3374-SD (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)
(g)(i)
....... 2.74% 10/15/2037 17,436
66,669 Series 3382-SU (-1 x 30 day avg SOFR US + 6.19%, 0.00% Floor, 6.30% Cap)
(g)(i)
....... 2.59% 11/15/2037 4,190
1,449,020 Series 3404-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(g)(i)
....... 2.29% 1/15/2038 95,140
69,913 Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)
(g)(i)
....... 1.94% 3/15/2038 4,047
1,131,744 Series 3435-S (-1 x 30 day avg SOFR US + 5.87%, 0.00% Floor, 5.98% Cap)
(g)(i)
........ 2.27% 4/15/2038 71,366
64,167 Series 3508-PS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)
(g)(i)
....... 2.94% 2/15/2039 3,769
387,686 Series 3728-SV (-1 x 30 day avg SOFR US + 4.34%, 0.00% Floor, 4.45% Cap)
(g)(i)
....... 0.74% 9/15/2040 8,544
3,401,204 Series 3736-SN (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)
(g)(i)
....... 2.34% 10/15/2040 249,622
1,159,862 Series 3753-SB (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(g)(i)
....... 2.29% 11/15/2040 95,517
1,354,662 Series 3780-SM (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)
(g)(i)
....... 2.79% 12/15/2040 128,787
507,286 Series 3815-ST (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)
(g)(i)
....... 2.14% 2/15/2041 31,172
963,488 Series 3905-SC (-5 x 30 day avg SOFR US + 22.18%, 0.00% Floor, 22.75% Cap)
(i)
...... 4.22% 8/15/2041 958,462
495,971 Series 3924-SJ (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(g)(i)
....... 2.29% 9/15/2041 37,116
1,066,848 Series 3960-ES (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)
(g)(i)
....... 2.24% 11/15/2041 82,367
19,505,935 Series 400-C4
(g)
..................................................... 3.00% 12/25/2052 3,441,403
1,295,895 Series 4291-MS (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)
(g)(i)
....... 2.19% 1/15/2054 117,302
5,475,700 Series 5083-IH
(g)
..................................................... 2.50% 3/25/2051 829,696
10,169,942 Series 5100-DS (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)
(g)(i)
....... 0.00% 5/25/2051 2,402
7,934,404 Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)
(g)(i)
....... 0.00% 6/25/2051 2,052
Federal National Mortgage Association
14,451 Series 2005-72-WS (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)
(g)(i)
.... 3.01% 8/25/2035 808
147,402 Series 2006-117-SQ (-1 x 30 day avg SOFR US + 6.44%, 0.00% Floor, 6.55% Cap)
(g)(i)
.... 2.81% 12/25/2036 9,959
44,329 Series 2006-119-HS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)
(g)(i)
.... 2.91% 12/25/2036 3,316
1,514,319 Series 2006-123-CI (-1 x 30 day avg SOFR US + 6.63%, 0.00% Floor, 6.74% Cap)
(g)(i)
.... 3.00% 1/25/2037 170,526
800,188 Series 2007-15-BI (-1 x 30 day avg SOFR US + 6.59%, 0.00% Floor, 6.70% Cap)
(g)(i)
..... 2.96% 3/25/2037 70,817
141,361 Series 2007-20-S (-1 x 30 day avg SOFR US + 6.63%, 0.00% Floor, 6.74% Cap)
(g)(i)
...... 3.00% 3/25/2037 8,174
89,712 Series 2007-21-SD (-1 x 30 day avg SOFR US + 6.37%, 0.00% Floor, 6.48% Cap)
(g)(i)
..... 2.74% 3/25/2037 6,901
429,712 Series 2007-30-IE (-1 x 30 day avg SOFR US + 6.63%, 0.00% Floor, 6.74% Cap)
(g)(i)
..... 3.00% 4/25/2037 47,964
1,028,053 Series 2007-32-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)
(g)(i)
..... 2.36% 4/25/2037 74,181
328,900 Series 2007-40-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)
(g)(i)
..... 2.36% 5/25/2037 25,048
79,456 Series 2007-48-SE (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)
(g)(i)
..... 2.36% 5/25/2037 3,898
100,235 Series 2007-64-LI (-1 x 30 day avg SOFR US + 6.45%, 0.00% Floor, 6.56% Cap)
(g)(i)
...... 2.82% 7/25/2037 5,708
40,751 Series 2007-68-SA (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)
(g)(i)
..... 2.91% 7/25/2037 3,310
2,069,097 Series 2007-75-PI (-1 x 30 day avg SOFR US + 6.43%, 0.00% Floor, 6.54% Cap)
(g)(i)
..... 2.80% 8/25/2037 188,975
1,097,273 Series 2008-33-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(g)(i)
..... 2.26% 4/25/2038 76,301
848,428 Series 2008-42-SC (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)
(g)(i)
..... 2.16% 5/25/2038 65,051

DoubleLine Opportunistic Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
232,047 Series 2008-5-GS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)
(g)(i)
..... 2.51% 2/25/2038 20,864
573,314 Series 2008-62-SD (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)
(g)(i)
..... 2.31% 7/25/2038 40,897
421,907 Series 2008-68-SB (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)
(g)(i)
..... 2.36% 8/25/2038 27,753
59,136 Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)
(g)(i)
.... 2.51% 1/25/2040 4,239
275,165 Series 2009-12-CI (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)
(g)(i)
..... 2.86% 3/25/2036 12,918
62,509 Series 2009-47-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)
(g)(i)
..... 2.36% 7/25/2039 2,786
85,122 Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)
(g)(i)
.... 2.21% 7/25/2039 5,955
41,293 Series 2009-67-SA (-1 x 30 day avg SOFR US + 5.04%, 0.25% Floor, 5.15% Cap)
(g)(i)
..... 1.41% 7/25/2037 1,959
269,380 Series 2009-87-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(g)(i)
..... 2.26% 11/25/2049 19,257
2,429,206 Series 2009-90-QI (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)
(g)(i)
..... 2.86% 8/25/2036 217,348
322,061 Series 2009-91-SD (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)
(g)(i)
..... 2.41% 11/25/2039 25,992
68,863 Series 2010-115-SD (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)
(g)(i)
.... 2.86% 11/25/2039 5,365
49,574 Series 2010-11-SC (-1 x 30 day avg SOFR US + 4.69%, 0.00% Floor, 4.80% Cap)
(g)(i)
..... 1.06% 2/25/2040 919
1,977,467 Series 2010-142-SC (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)
(g)(i)
.... 2.86% 12/25/2040 210,660
341,444 Series 2010-15-SL (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)
(g)(i)
..... 1.21% 3/25/2040 11,964
146,687 Series 2010-19-SA (-1 x 30 day avg SOFR US + 5.29%, 0.00% Floor, 5.40% Cap)
(g)(i)
..... 1.66% 3/25/2050 8,486
280,630 Series 2010-31-SB (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)
(g)(i)
..... 1.26% 4/25/2040 11,273
442,051 Series 2010-39-SL (-1 x 30 day avg SOFR US + 5.56%, 0.00% Floor, 5.67% Cap)
(g)(i)
..... 1.93% 5/25/2040 24,135
77,791 Series 2010-8-US (-1 x 30 day avg SOFR US + 4.69%, 0.00% Floor, 4.80% Cap)
(g)(i)
...... 1.06% 2/25/2040 1,972
75,083 Series 2010-9-GS (-1 x 30 day avg SOFR US + 4.64%, 0.00% Floor, 4.75% Cap)
(g)(i)
..... 1.01% 2/25/2040 1,827
405,707 Series 2011-114-S (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(g)(i)
..... 2.26% 9/25/2039 37,318
803,216 Series 2011-146-US (-1 x 30 day avg SOFR US + 6.84%, 0.00% Floor, 7.00% Cap)
(i)
..... 1.76% 1/25/2042 547,752
115,967 Series 2012-29-SG (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(g)(i)
..... 2.26% 4/25/2042 7,160
718,119 Series 2012-56-SN (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)
(g)(i)
..... 2.31% 6/25/2042 49,349
1,010,724 Series 2012-76-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(g)(i)
..... 2.26% 7/25/2042 86,901
1,386,415 Series 2013-83-US (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)
(i)
...... 1.26% 8/25/2043 959,058
2,870,837 Series 2016-64-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(g)(i)
..... 2.26% 9/25/2046 277,374
2,570,606 Series 2020-61-DI
(g)
.................................................. 3.00% 9/25/2060 459,501
10,645,175 Series 2020-M27-X1
(e)(g)
................................................ 0.93% 3/25/2031 215,579
13,020,561 Series 2021-17-SA (-1 x 30 day avg SOFR US + 2.00%, 0.00% Floor, 2.00% Cap)
(g)(i)
..... 0.00% 4/25/2051 3,420
4,116,390 Series 2021-3-KI
(g)
................................................... 2.50% 2/25/2051 614,623
3,628,133 Series 2021-56-WI
(g)
.................................................. 2.50% 9/25/2051 417,524
98,869 Series 374-19
(g)
..................................................... 6.50% 9/25/2036 16,305
FREMF Mortgage Trust
695,146 Series 2018-KF56-C (30 day avg SOFR US + 5.91%, 5.80% Floor)
(a)
................ 9.51% 11/25/2028 650,511
792,150 Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)
(a)
................ 9.71% 10/25/2029 768,857
Government National Mortgage Association
267,904 Series 2009-104-SD (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)
(g)(i)
...... 2.60% 11/16/2039 21,145
17,345 Series 2010-98-IA
(e)(g)
................................................. 5.00% 3/20/2039 130
287,773 Series 2011-69-SB (-1 x 1 mo. Term SOFR + 5.24%, 0.00% Floor, 5.35% Cap)
(g)(i)
....... 1.60% 5/20/2041 18,542
471,813 Series 2011-71-SG (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)
(g)(i)
....... 1.65% 5/20/2041 37,298
509,218 Series 2011-72-AS (-1 x 1 mo. Term SOFR + 5.27%, 0.00% Floor, 5.38% Cap)
(g)(i)
....... 1.63% 5/20/2041 36,208
618,594 Series 2011-89-SA (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)
(g)(i)
....... 1.70% 6/20/2041 48,338
4,323,965 Series 2012-26-SP (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)
(g)(i)
....... 2.90% 2/20/2042 495,495
311,675 Series 2012-34-LI (-20 x 1 mo. Term SOFR + 119.71%, 0.00% Floor, 6.00% Cap)
(g)(i)
..... 6.00% 12/16/2039 61,214
3,361,524 Series 2013-119-TZ .................................................. 3.00% 8/20/2043 3,009,869
1,860,458 Series 2014-39-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)
(g)(i)
....... 2.45% 3/20/2044 179,778
2,922,105 Series 2014-59-DS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)
(g)(i)
....... 2.50% 4/16/2044 217,807
3,295,090 Series 2014-63-SD (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)
(g)(i)
....... 1.80% 4/20/2044 267,432
1,285,918 Series 2014-69-ST (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)
(g)(i)
....... 2.35% 12/16/2039 115,594
2,019,971 Series 2015-148-BS (-1 x 1 mo. Term SOFR + 5.58%, 0.00% Floor, 5.69% Cap)
(g)(i)
...... 1.94% 10/20/2045 189,642
5,516,962 Series 2015-158-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)
(g)(i)
...... 2.45% 11/20/2045 582,001
6,188,130 Series 2018-111-SA (-1 x 1 mo. Term SOFR + 4.44%, 0.00% Floor, 4.55% Cap)
(g)(i)
....... 0.80% 8/20/2048 191,645
18,268,627 Series 2018-48-SD (-1 x 1 mo. Term SOFR + 3.79%, 0.00% Floor, 3.90% Cap)
(g)(i)
....... 0.15% 4/20/2048 290,172
5,365,220 Series 2020-115-SC (-1 x 1 mo. Term SOFR + 4.09%, 0.00% Floor, 4.20% Cap)
(g)(i)
...... 0.45% 8/20/2050 145,133
8,128,533 Series 2020-129-IW
(g)
................................................. 2.50% 9/20/2050 1,194,406
4,175,579 Series 2020-129-SE (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)
(g)(i)
...... 0.00% 9/20/2050 44,205
13,061,357 Series 2020-138-IC
(g)
.................................................. 3.50% 8/20/2050 2,458,150
4,557,000 Series 2020-138-IL
(g)
.................................................. 3.50% 9/20/2050 865,701
8,277,305 Series 2020-173-MI
(g)
................................................. 2.50% 11/20/2050 1,239,973
6,309,958 Series 2020-175-KI
(g)
.................................................. 2.50% 11/20/2050 937,436
2,398,543 Series 2020-187-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)
(g)(i)
...... 2.55% 12/20/2050 288,482
7,150,885 Series 2020-188-DI
(g)
.................................................. 2.50% 12/20/2050 1,090,477
3,728,153 Series 2020-196-DI
(g)
.................................................. 2.50% 12/20/2050 509,665
6,843,980 Series 2021-107-IL
(g)
.................................................. 3.00% 6/20/2051 1,185,858
5,503,514 Series 2021-107-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)
(g)(i)
...... 0.00% 6/20/2051 121,974
3,361,725 Series 2021-116-XI
(g)
.................................................. 3.50% 3/20/2051 610,903
2,866,442 Series 2021-125-AS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)
(g)(i)
.... 0.00% 7/20/2051 16,167
6,205,168 Series 2021-130-DI
(g)
.................................................. 3.00% 7/20/2051 1,101,932

DoubleLine Opportunistic Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
7,675,287 Series 2021-138-NI
(g)
.................................................. 3.00% 8/20/2051 921,902
5,821,525 Series 2021-158-SA (-1 x 30 day avg SOFR US + 3.70%, 0.00% Floor, 3.70% Cap)
(g)(i)
.... 0.09% 9/20/2051 110,281
8,047,188 Series 2021-15-PI
(g)
................................................... 3.00% 1/20/2051 1,253,304
14,704,486 Series 2021-194-IN
(g)
.................................................. 3.00% 11/20/2051 2,509,356
9,478,085 Series 2021-209-MI
(g)
................................................. 3.00% 11/20/2051 1,501,629
10,915,495 Series 2021-221-SC (-1 x 30 day avg SOFR US + 3.80%, 0.00% Floor, 3.80% Cap)
(g)(i)
.... 0.19% 12/20/2051 174,298
8,334,976 Series 2021-221-SD (-1 x 30 day avg SOFR US + 3.80%, 0.00% Floor, 3.80% Cap)
(g)(i)
.... 0.19% 12/20/2051 158,095
8,560,392 Series 2021-24-XI
(g)
................................................... 2.00% 2/20/2051 950,088
7,390,123 Series 2021-46-DS (-1 x 1 mo. Term SOFR + 2.69%, 0.00% Floor, 2.80% Cap)
(g)(i)
....... 0.00% 3/20/2051 12,578
3,643,329 Series 2021-58-SJ (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)
(g)(i)
....... 2.55% 4/20/2051 409,694
30,136,523 Series 2021-59-S (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)
(g)(i)
...... 0.00% 4/20/2051 79,560
12,210,199 Series 2021-73-LS (-1 x 30 day avg SOFR US + 2.50%, 0.50% Floor, 2.50% Cap)
(g)(i)
..... 0.50% 4/20/2051 265,472
6,281,677 Series 2021-77-IH
(g)
.................................................. 2.50% 5/20/2051 779,322
11,104,490 Series 2021-78-SC (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)
(g)(i)
..... 0.00% 5/20/2051 26,165
5,910,749 Series 2021-7-IQ
(g)
................................................... 2.50% 1/20/2051 826,010
11,922,734 Series 2021-97-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)
(g)(i)
..... 0.00% 6/20/2051 74,342
21,608,966 Series 2021-9-MI
(g)
................................................... 2.50% 1/20/2051 3,098,953
9,139,034 Series 2021-H04-BI
(e)(g)
................................................ 1.37% 2/1/2071 539,877
10,440,290 Series 2021-H07-AI
(e)(g)
................................................ 0.96% 5/20/2071 577,567
3,376,469 Series 2022-105-IO
(g)
................................................. 2.50% 6/20/2051 481,653
12,555,543 Series 2022-22-SA (-1 x 30 day avg SOFR US + 3.60%, 0.00% Floor, 3.60% Cap)
(g)(i)
..... 0.00% 8/20/2050 163,938
5,227,360 Series 2022-25-EI
(g)
................................................... 3.00% 2/20/2052 921,317
29,303,769 Series 2022-83-IO
(g)
.................................................. 2.50% 11/20/2051 4,150,389
6,467,246 Series 2024-13-IA
(g)
................................................... 3.00% 5/20/2051 1,034,012
Total US Government and Agency Mortgage Backed Obligations
(Cost $55,066,302) 52,491,055
SHARES
COMMON STOCKS - 0.0%
(k)
3,953
Altice France/Luxco 3
(c)(l)
............................................... 79,042
1,014
Asphalt ATD Holdco, LLC
(c)(l)
............................................. 446

Jacobs Solutions, Inc. NPV
(c)(l)
........................................... 15
711
Stichting Administratiekantoor ADR
(c)(l)
...................................... –

Stichting Administratiekantoor Unigel Creditors
(c)(l)
.............................. –
Total Common Stocks
(Cost $258,222) 79,503
R ATE
SHORT TERM INVESTMENTS - 2.5%
2,498,972
BNY Dreyfus Government Cash Management - Institutional
(m)
..................... 3.54% 2,498,972
2,425,473
MSILF Government Portfolio - Institutional
(m)
................................. 3.56% 2,425,473
2,425,472
Northern Institutional Funds -Treasury Portfolio - SHR
(m)
......................... 3.56% 2,425,472
Total Short Term Investments
(Cost $7,349,917) 7,349,917
Total Investments - 107.9%
(n)
(Cost $342,176,176) 312,667,490
Other Liabilities in Excess of Assets - (7.9)% (22,766,754)
NET ASSETS - 100.0%
$289,900,736
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2026, the value of these securities total 181,361,711 or 62.56% of the Fund’s net assets.
(b) Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(c) Value determined using significant unobservable inputs.
(d) Security is in default or has failed to make a scheduled payment.
(e) Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(f) Perpetual maturity. The date disclosed is the next call date of the security.
(g) Interest only security
(h) Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(i) Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

DoubleLine Opportunistic Credit Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)
14
(j) Security has reached its original contractual maturity date but remains outstanding as of June 30, 2026. The maturity date reflected is the original contractual maturity date.
(k) Represents less than 0.05% of net assets.
(l) Non-income producing security.
(m) Seven-day yield as of period end.
(n) Under the Fund’s Credit Agreement, the lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the
Fund’s borrowings under the line of credit with the lender.
CMT Constant Maturity Treasury Rate
MSILF Morgan Stanley Institutional Liquidity Funds
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR Secured Overnight Financing Rate
INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations ................................................................. 25.9%
Non-Agency Residential Collateralized Mortgage Obligations .............................................................. 23.9%
US Government and Agency Mortgage Backed Obligations ............................................................... 18.1%
Collateralized Loan Obligations .................................................................................. 14.2%
Short Term Investments ........................................................................................ 2.5%
Software .................................................................................................. 2.1%
Entertainment ............................................................................................... 1.7%
Chemicals ................................................................................................. 1.6%
Retail .................................................................................................... 1.5%
Healthcare-Services .......................................................................................... 1.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations .................................... 1.4%
Media .................................................................................................... 1.3%
Diversified Financial Services .................................................................................... 1.2%
Packaging & Containers ....................................................................................... 1.2%
Asset Backed Obligations ...................................................................................... 1.0%
Commercial Services ......................................................................................... 0.9%
Oil & Gas .................................................................................................. 0.9%
Pharmaceuticals ............................................................................................. 0.7%
Leisure Time ............................................................................................... 0.6%
Engineering & Construction ..................................................................................... 0.6%
Insurance .................................................................................................. 0.6%
Distribution/Wholesale ......................................................................................... 0.5%
Healthcare-Products .......................................................................................... 0.4%
Internet ................................................................................................... 0.4%
Telecommunications .......................................................................................... 0.3%
Mining .................................................................................................... 0.3%
Machinery-Diversified ......................................................................................... 0.2%
Food ..................................................................................................... 0.2%
Electric ................................................................................................... 0.2%
Lodging ................................................................................................... 0.2%
Building Materials ............................................................................................ 0.2%
Banks .................................................................................................... 0.2%
Auto Parts & Equipment ........................................................................................ 0.2%
Pipelines .................................................................................................. 0.2%
Coal ..................................................................................................... 0.2%
Airlines ................................................................................................... 0.2%
Transportation .............................................................................................. 0.1%
Agriculture ................................................................................................. 0.1%
Energy-Alternate Sources ...................................................................................... 0.1%
Miscellaneous Manufacturing .................................................................................... 0.1%
Iron/Steel .................................................................................................. 0.1%
Real Estate ................................................................................................ 0.1%
Advertising ................................................................................................. 0.0%
(a)
Home Furnishings ............................................................................................ 0.0%
(a)
Home Builders .............................................................................................. 0.0%
(a)
Other Assets and Liabilities ..................................................................................... (7.9)%
Net Assets ................................................................................................. 100.0%
(a) Represents less than 0.05% of net assets.